LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2024
LOSS PER SHARE [Abstract]
Basic and Diluted Loss per Share
	2024 US$	2023 US$	2022 US$
Basic loss per share	(0.10)	(0.11)	(0.16)
Diluted loss per share	(0.10)	(0.11)	(0.16)

Income and Share Data Used in Calculations of Basic Earnings per Share

The following reflects the income and share data used in the calculations of basic earnings per share:

	2024 US$	2023 US$	2022 US$
Net loss	(21,843,646)	(17,444,754)	(21,521,237)
Net loss used in calculating basic and dilutive earnings per share	(21,843,646)	(17,444,754)	(21,521,237)

	Number of Ordinary Shares 2024	Number of Ordinary Shares 2023	Number of Ordinary Shares 2022
Weighted average number of Ordinary Shares used in calculating basic and dilutive earnings per share	217,842,947	168,029,357	134,609,413